Lease obligations	12 Months Ended
Dec. 31, 2019
Lease obligations

Change in accounting policy

On January 1, 2019, the Group adopted ASU No. 2016-02, Leases (Topic 842) using the modified retrospective method. Under this guidance, the net present value of future lease payments are recorded as right-of-use assets and liabilities. In addition, the Group elected the ‘package of practical expedients’ permitted under the transition guidance within the new standard, which among other things, allowed the Group to carry forward the historical lease classification. In addition, the Group elected not to utilize the hindsight practical expedient to determine the lease term for existing leases. The Group elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Group did not recognize right-of-use assets or lease liabilities, including not recognizing right-of-use assets or lease liabilities for existing short-term leases of those assets in transition. The Group also elected to separate lease and non-lease components for our real estate leases. Adoption of the new standard resulted in the recording of additional operating right-of-use assets and operating lease liabilities of approximately US$133,000, as of January 1, 2019. The adoption of Topic 842 did not impact the Group’s retained earnings, consolidated net loss or cash flows.

The following is a summary of the lease-related assets and liabilities recorded as of December 31, 2019:

	Classification on the consolidated balance sheet
		US$’000
Asset
Operating lease right-of-use assets	Operating lease right-of-use assets	406
Liabilities
Current
Operating lease obligations	Current portion of operating lease obligations	170
Non-current
Operating lease obligations	Operating lease obligations, net of current maturities	216
Total lease obligations		386

The following is a summary of the lease terms and discount rates as of December 31, 2019:

Weighted-average remaining lease term – operating leases	27 months

Weighted-average discount rate - operating	5%

The following is a summary of certain information related to the lease costs for operating leases for the year ended December 31, 2019:

US$’000

Operating lease cost	193
Short-term lease cost	153

Total lease cost	346

The following is a summary of other information and supplemental cash flow information related to operating leases for the year ended December 31, 2019:

Other information
US$’000

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	346
Right-of-use asset obtained in exchange for new operating lease obligations	460

The future undiscounted minimum lease payments, as reconciled to the discounted minimum lease obligation indicated on the Group’s consolidated balance sheets, under current portion of operating lease obligations and operating lease obligations, net of current maturities, as of December 31, 2019 were as follows:

Operating lease obligations
US$’000

2020	196
2021	138
2022	96
Total minimum lease payments	430
Financing component	(44)
Net present value of minimum lease payments	386
Less: current portion of operating lease obligations	(170)
Long-term operating lease obligations	216

The financing component for operating lease obligations represents the effect of discounting the lease payments to their present value.

The future minimum lease payments required under operating leases as of December 31, 2018 as reported in the Group's Annual Report on Form 20-F for the year ended December 31, 2018 under previous ASC 840 guidance were as follows:

Operating lease obligations
US$’000

2019	87
Total minimum lease payments	87

ZHEJIANG TIANLAN
Lease obligations

Change in accounting policy

On January 1, 2019, the Group adopted ASU No. 2016-02, Leases (Topic 842) using the modified retrospective method. Under this guidance, the net present value of future lease payments is recorded as right-of-use assets and liabilities. In addition, the Group elected the ‘package of practical expedients’ permitted under the transition guidance within the new standard, which among other things, allowed the Group to carry forward the historical lease classification. In addition, the Group elected not to utilize the hindsight practical expedient to determine the lease term for existing leases. The adoption of Topic 842 did not impact the Group’s retained earnings, consolidated net earnings or cash flows.

The following is a summary of the lease-related assets and liabilities recorded at December 31, 2019:

Classification on the consolidated balance sheet
RMB’000
Asset
Finance lease right-of-use assets	Property and equipment, net of accumulated depreciation and impairment losses	33,067

Liability
Current
Finance lease obligations	Current portion of finance lease obligations	25,785

The following is a summary of the lease term and discount rate at December 31, 2019:

Weighted-average remaining lease term - finance leases	1 year

Weighted-average discount rate - finance leases	5.9%

The following is a summary of certain information related to the lease costs for finance leases for the year ended December 31, 2019:

RMB’000
Lease cost:
Finance lease cost:
Amortization of right-of-use assets	10,001
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	2,214

Total lease cost	12,215

The future undiscounted minimum lease payments, as reconciled to the discounted minimum lease obligation indicated on the Group’s consolidated balance sheets, under current portion of finance lease obligations, at December 31, 2019 were as follows:

Finance lease obligation
RMB’000

2020	37,070

Total minimum lease payments	37,070

Financing component	(11,285)

Net present value of minimum lease payments	25,785

Less: current portion of finance lease obligations	(25,785)

Long-term finance lease obligations	-

The financing component for finance lease obligations represents the interest component of finance leases that will be recognized as interest expense in future periods.

Capital leases

Prior to the adoption of ASU No. 2016-02, Leases (Topic 842), certain of the Group’s facilities and equipment leases met the characteristics of capital leases. The economic substance of these leases was a financing transaction for acquisition of the facilities and equipment and, accordingly, the leases were included in the consolidated balance sheets in property, plant and equipment, net of accumulated depreciation and impairment losses, with a corresponding amount recorded in current portion of lease obligations or lease obligations, net of current maturities, as appropriate. The capital lease assets were amortized on a straight-line basis over the life of the leased asset, and were included in depreciation expense in the consolidated statements of operations. The interest associated with capital leases was included in cost of revenue and selling and administrative expenses in the consolidated statements of operations.

At December 31, 2018, the Group had RMB55,453,000 of capital lease obligations outstanding, RMB32,275,000 of which was classified as a current liability. At December 31, 2018, RMB43,068,000 of leased assets were capitalized in property and equipment, net of accumulated depreciation and impairment losses.